Cover	Sep. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Sep. 08, 2025
Entity File Number	333-286856
Registrant Name	Dankon Corporation
Entity Central Index Key	0002065287
Tax Identification Number	35-2875157
Incorporation State	WY
Address	66 W Flagler Street Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
area code	810
phone number	580-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false